SCHEDULE OF EXPENSES WITH RELATED PARTIES (Details) - USD ($)		3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 16, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC				$ 422		$ 7,111
Finance charges							$ 6,807,702
Total expenses				58,651		1,339,130	4,038,994
Total other expenses paid on the Company’s behalf	$ 2,585					44,186	6,679
Total						1,383,316	4,045,673
DRE Chicago LLC [Member]
Related Party Transaction [Line Items]
Consulting expense							143,057
Endurance Antarctica Partners II, LLC				7,187			1,979
Finance charges							375,000
Total other expenses paid on the Company’s behalf							6,679
Endurance Antarctica Partners II LLC [Member]
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC				51,042			18,958
Finance charges							3,500,000
Vikasa Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Consulting expense						980,000
Total other expenses paid on the Company’s behalf						9,868
7636 Holdings LLC [Member]
Related Party Transaction [Line Items]
Consulting expense						180,806
Vikasa Capital LLC [Member]
Related Party Transaction [Line Items]
Consulting expense						171,213
Total other expenses paid on the Company’s behalf						34,318
Energy Transition Investors LLC [Member]
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC				$ 422		5,333
VIKASA Clean Energy I LP [Member]
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC						1,138
Roshan Pujari [Member]
Related Party Transaction [Line Items]
Endurance Antarctica Partners II, LLC						$ 640